SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - segment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Freight Delivery And Global Reporting Unit
Number of reporting units tested for goodwill	2	2